Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 245,857	$ 261,631
Cost of sales	198,625	194,634
Gross profit	47,232	66,997
Operating expenses
Selling and warehousing	(18,080)	(17,598)
General and administrative	(15,725)	(15,708)
Amortization of acquired intangible assets	(5,544)	(5,526)
Restructuring costs, net (Note 2)	(320)	4
Antitrust litigation costs (Note 10)	(24)	(530)
Operating income	7,539	27,639
Other expense
Interest expense, net (Note 9)	(13,455)	(13,868)
Miscellaneous, net	(1,331)	(1,524)
Income (loss) before income taxes	(7,247)	12,247
Income tax (expense) benefit	2,190	(5,394)
Net income (loss)	(5,057)	6,853
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(135)	2,731
Pension and OPEB liability, net of tax of ($391) and ($9,953)	632	15,438
Total other comprehensive income	497	18,169
Comprehensive income (loss)	$ (4,560)	$ 25,022